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VIA EDGAR

March 16, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Victory Portfolios – Registration Statement on Form N-14 – File No.: 333-253069

Ladies and Gentlemen:

Our client, Victory Portfolios (the "Registrant"), is today filing via EDGAR Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (the "Amendment"). The Registrant initially filed a Registration Statement on Form N-14 (the "N-14") on February 12, 2021 to register shares to be issued in a proposed reorganization of the THB Asset Management MicroCap Fund (the "Acquired Fund"), a series of The Advisors' Inner Circle Fund, into the Victory THB US Small Opportunities Fund, a series of the Registrant. The Registrant notes that on March 1, 2021, Victory Capital Management Inc. ("Victory Capital") acquired certain assets and liabilities of Thomson Horstmann & Bryant, Inc., the predecessor investment adviser to the Acquired Fund, and that Victory Capital is currently serving as investment adviser to the Acquired Fund pursuant to an interim investment advisory agreement.

The Amendment is being filed to incorporate the Staff's comments to the N-14, which the Staff provided on March 1, 2021 and March 5, 2021. The Registrant notes that its responses to the Staff's comments will be filed as EDGAR correspondence on or about the filing date of the Amendment.

The Registrant has undertaken to file the required tax opinion in a post-effective amendment to the N-14 within a reasonable time after the closing of the reorganization.

No filing fee is due, in accordance with Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant is filing this Registration Statement in accordance with Rule 488 under the Securities Act of 1933, as amended.

Concurrently with the Amendment, the Registrant will request that the Staff accelerate the effectiveness of the Amendment to March 18, 2021, in accordance with Rule 461 under the Securities Act.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

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If you have any questions concerning the filing, please call me at 212-839-8600.

Very truly yours,

/s/ Jay G. Baris

cc:Board of Trustees, Victory Portfolios

Christopher K. Dyer, Victory Capital Management Inc. Erin G. Wagner, Victory Capital Management Inc. Scott Stahorsky, Victory Capital Management Inc. Nathan Greene, Sidley Austin LLP

Matthew J. Kutner, Sidley Austin LLP

Sean Graber, Morgan, Lewis & Bockius, LLP Brian London, Morgan, Lewis & Bockius, LLP Matthew M. Maher, SEI

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